Debt Obligations, net (Debt Covenants) (Details)	12 Months Ended
Dec. 31, 2016
Unsecured Credit Facilities
Debt Instrument [Line Items]
Minimum ratio of unencumbered assets to unsecured indebtedness	1.2
Multiple of minimum fixed charges on outstanding borrowings	1.5
2012 Secured Credit Facilities
Debt Instrument [Line Items]
Multiple of the minimum collateral coverage on outstanding borrowings	1.25
2015 Revolving Credit Facility
Debt Instrument [Line Items]
Multiple of the minimum collateral coverage on outstanding borrowings	1.5
Multiple of minimum fixed charges on outstanding borrowings	1.5
Total secured credit facilities and mortgages
Debt Instrument [Line Items]
Percentage of REIT taxable income permitted for distribution under debt convenants	100.00%